RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On April 12, 2021, the Staff of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a Business Combination, which terms are similar to those contained in the warrant agreement, dated as of October 29, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”). As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 11,500,000 Public Warrants and (ii) the 545,000 Private Warrants (See Note 4 and Note 5). The Company previously accounted for the both Warrants as components of equity.

In further consideration of the guidance in Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging; Contracts in Entity’s Own Equity, the Company concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should be recorded as derivative liabilities on the Balance Sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the Statement of Income in the period of change.

After consultation with the Company’s independent registered public accounting firm, the Company’s management and the audit committee of the Company’s Board of Directors concluded that it is appropriate to restate the Company’s previously issued audited financial statements as of December 31, 2020 and for the period from August 20, 2020 (inception) through December 31, 2020, as previously reported in its Form 10-K. The restated classification and reported values of the Warrants as accounted for under ASC 815-40 are included in the financial statements herein.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustment	As Restated
Balance Sheet at November 3, 2020
Warrant Liability	$—	$15,380,000	$15,380,000
Common stock subject to possible redemption	94,117,880	(15,380,000)	78,737,880
Common stock	406	152	558
Additional paid-in capital	5,000,060	853,681	5,853,741
Accumulated deficit	$(461)	$(853,833)	$(854,294)

Balance Sheet at December 31, 2020
Warrant Liability	$—	$12,372,000	$12,372,000
Common stock subject to possible redemption,	108,540,654	(12,372,000)	96,168,654
Common stock	418	122	540
Additional paid-in capital	5,202,273	(4,295,232)	907,041
Retained earnings (accumulated deficit)	$(202,686)	$4,295,110	$4,092,424

Statement of Income for the period from August 20, 2020 (inception) through December 31, 2020
Warrant issuance costs	$—	$(973,090)	$(973,090)
Unrealized gain on change in fair value of warrants	—	5,268,200	5,268,200
Net (loss) income	$(202,686)	$4,295,110	$4,092,424
Basic and diluted weighted average shares outstanding, common stock subject to redemption	4,063,751	(664,066)	3,399,685
Basic and diluted net income per share	$0.00	(0.00)	0.00
Basic and diluted weighted average shares outstanding, common stock	3,982,640	664,066	4,646,706
Basic and diluted net (loss) income per share	$(0.05)	$0.93	$0.88

Statement of Cash Flows for the period from August 20, 2020 (inception) through December 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$(202,686)	$4,295,110	$4,092,424
Unrealized gain on change in fair value of warrants	—	(5,268,200)	(5,268,200)
Warrant issuance costs	—	973,090	973,090